Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Estimated Useful Life
Computers, software, and equipment	2 to 5 years
Leasehold improvements	Shorter of estimated useful life or lease term
Satellite antenna	5 years
Test and lab equipment	5 years
Phased array test facility	5 years
Assembly and integration equipment	5 years
Furniture and fixtures	7 years
Vehicles	5 years